Discontinued operations - Results, and major classes of assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the year
Revenue	$ 22,852,263	$ 44,099,610	$ 25,563,945
Operating loss	12,089,831	(80,245,857)	(88,108,951)
Other income	18,834,177	548,823	(807)
Loss from discontinued operations	3,056,476	(123,579,448)	(141,489,397)
Assets
Property and equipment	751,693	1,270,838
Right-of-use assets	484,362	815,646	4,059,896
Trade and other receivables	5,327,877	14,815,432
Prepaid expenses and other current assets	2,142,194	3,298,377
Cash and cash equivalents	2,922,755	1,538,347	9,529,723
Assets	21,895,748	57,462,556
Liabilities
Lease liability	1,662,411	2,343,126	4,162,521
Accounts payable, accruals and other payables	7,829,837	33,418,502
Loans from a related party		458,241
Liabilities	15,980,890	54,833,363
Exchange differences on translation of foreign operations	(11,466,066)	(4,347,257)
Disposal of subsidiaries	1,931,774
Reserve of disposal group classified as held for sale	2,106,737	(492,474)
Discontinued operations
Assets
Property and equipment	295,404
Intangible assets	12,558,343
Right-of-use assets	707,815
Trade and other receivables	7,385,870
Prepaid expenses and other current assets	225,870
Cash and cash equivalents	1,346,509
Assets	26,761,557
Liabilities
Interest-bearing loans	723,908
Lease liability	959,408
Accounts payable, accruals and other payables	2,380,480
Loans from a related party	454,687
Liabilities	4,786,234
Transfer from foreign currency translation reserve	866,512	(492,474)
Disposal of subsidiaries	779,697
Reserve of disposal group classified as held for sale	2,106,737	(492,474)
Assets and liabilities classified as held for sale | Discontinued operations
Results for the year
Revenue	13,354,491	43,155,203	12,781,308
Expenses	(14,468,965)	(67,669,912)	(25,188,662)
Operating loss	(1,114,474)	(24,514,709)	(12,407,354)
Finance income/(costs)	(25,043)	(669,199)	7,516
Other income/ (loss)		353,169
Other income	80,842
Loss from discontinued operations	(1,058,675)	(24,830,739)	(12,399,838)
Assets
Property and equipment		115,310
Intangible assets		2,024,065
Right-of-use assets		576,299
Trade and other receivables		1,340,148
Prepaid expenses and other current assets		65,347
Cash and cash equivalents	1,261	1,157,929
Assets	1,261	5,279,098
Liabilities
Interest-bearing loans	1,297,372	1,982,893
Lease liability		628,845
Accounts payable, accruals and other payables	3,034,616	5,769,929
Loans from a related party		458,241
Liabilities	4,331,988	8,839,908
Net assets directly associated with assets classified as held for sale	(4,330,727)	(3,560,810)
Amounts accumulated in OCI	(492,474)	550,595
Exchange differences on translation of foreign operations	953,002	(1,043,069)
Transfer from foreign currency translation reserve	866,512
Disposal of subsidiaries	779,697
Reserve of disposal group classified as held for sale	2,106,737	(492,474)
Volt Line BV
Assets
Property and equipment		115,310
Intangible assets		2,024,065
Right-of-use assets		576,299
Trade and other receivables		690,241
Prepaid expenses and other current assets		65,347
Cash and cash equivalents		886,450
Assets		4,357,712
Liabilities
Interest-bearing loans		407,615
Lease liability		628,845
Accounts payable, accruals and other payables		816,547
Liabilities		1,853,007
Net assets directly associated with assets classified as held for sale		2,504,705
Exchange differences on translation of foreign operations		(103,808)
Reserve of disposal group classified as held for sale		(103,808)
Volt Line BV | Discontinued operations
Results for the year
Revenue		4,548,557
Expenses		(5,495,428)
Operating loss		(946,871)
Finance income/(costs)		(64,355)
Loss from discontinued operations		(1,011,226)
Assets
Property and equipment	115,310
Intangible assets	2,024,065
Right-of-use assets	576,299
Trade and other receivables	690,241
Prepaid expenses and other current assets	65,347
Cash and cash equivalents	886,450
Assets	4,357,712
Liabilities
Interest-bearing loans	407,615
Lease liability	628,845
Accounts payable, accruals and other payables	816,547
Liabilities	1,853,007
Amounts accumulated in OCI	(103,808)
Disposal of subsidiaries	103,808
Swvl Pakistan (Private) Ltd.
Assets
Trade and other receivables		516,017
Cash and cash equivalents		124,763
Assets		640,780
Liabilities
Accounts payable, accruals and other payables		569,646
Liabilities		569,646
Net assets directly associated with assets classified as held for sale		71,134
Amounts accumulated in OCI		272,146
Exchange differences on translation of foreign operations		(221,020)
Reserve of disposal group classified as held for sale		51,126
Swvl Pakistan (Private) Ltd. | Discontinued operations
Results for the year
Revenue		15,243,597	10,391,287
Expenses		(24,027,477)	(18,041,905)
Operating loss		(8,783,880)	(7,650,618)
Finance income/(costs)		(6,087)	(14,695)
Loss from discontinued operations		(8,789,967)	(7,665,313)
Assets
Cash and cash equivalents	103,834
Assets	103,834
Liabilities
Accounts payable, accruals and other payables	22,683
Liabilities	22,683
Amounts accumulated in OCI	51,126
Exchange differences on translation of foreign operations	7,454
Disposal of subsidiaries	(58,580)
Shotl Transportation, S.L.
Liabilities
Interest-bearing loans		318,765
Accounts payable, accruals and other payables		183,969
Loans from a related party		458,241
Liabilities		960,975
Net assets directly associated with assets classified as held for sale		(960,975)
Amounts accumulated in OCI		(565)
Exchange differences on translation of foreign operations		(1,590,502)
Reserve of disposal group classified as held for sale		(1,591,067)
Shotl Transportation, S.L. | Discontinued operations
Results for the year
Revenue		526,001	148,535
Expenses		(2,363,934)	(361,176)
Operating loss		(1,837,933)	(212,641)
Finance income/(costs)		(29,402)	49,829
Other income/ (loss)		401,428
Loss from discontinued operations		(1,465,907)	(162,812)
Liabilities
Interest-bearing loans	316,293
Accounts payable, accruals and other payables	186,945
Loans from a related party	454,687
Liabilities	957,925
Amounts accumulated in OCI	(1,591,067)
Exchange differences on translation of foreign operations	(9,914)
Disposal of subsidiaries	1,600,981
Swvl NBO Limited
Assets
Cash and cash equivalents		24,638
Assets		24,638
Liabilities
Accounts payable, accruals and other payables		51,489
Liabilities		51,489
Net assets directly associated with assets classified as held for sale		(26,851)
Amounts accumulated in OCI		146,839
Exchange differences on translation of foreign operations		(243,734)
Reserve of disposal group classified as held for sale		(96,895)
Swvl NBO Limited | Discontinued operations
Results for the year
Expenses	(7,075)	(10,064)	(79,336)
Operating loss	(7,075)	(10,064)	(79,336)
Finance income/(costs)		1,441	3,245
Other income	1,324
Loss from discontinued operations	(5,751)	(8,623)	(76,091)
Assets
Cash and cash equivalents	598
Assets	598
Liabilities
Accounts payable, accruals and other payables	40,364
Liabilities	40,364
Net assets directly associated with assets classified as held for sale	(39,766)
Amounts accumulated in OCI	(96,895)
Exchange differences on translation of foreign operations	(87,902)
Reserve of disposal group classified as held for sale	(184,797)
Swvl Technologies Ltd.
Assets
Trade and other receivables		133,890
Cash and cash equivalents		35,031
Assets		168,921
Liabilities
Accounts payable, accruals and other payables		501,822
Liabilities		501,822
Net assets directly associated with assets classified as held for sale		(332,901)
Amounts accumulated in OCI		132,024
Exchange differences on translation of foreign operations		55,097
Reserve of disposal group classified as held for sale		187,121
Swvl Technologies Ltd. | Discontinued operations
Results for the year
Revenue		3,464,525	1,873,051
Expenses	(77,978)	(6,527,783)	(5,890,665)
Operating loss	(77,978)	(3,063,258)	(4,017,614)
Finance income/(costs)	152	(35,038)	(30,863)
Loss from discontinued operations	(77,826)	(3,098,296)	(4,048,477)
Assets
Cash and cash equivalents	663
Assets	663
Liabilities
Accounts payable, accruals and other payables	393,399
Liabilities	393,399
Net assets directly associated with assets classified as held for sale	(392,736)
Amounts accumulated in OCI	187,121
Exchange differences on translation of foreign operations	72,539
Reserve of disposal group classified as held for sale	259,660
Smart Way Transportation LLC
Assets
Cash and cash equivalents		84,862
Assets		84,862
Liabilities
Accounts payable, accruals and other payables		460,595
Liabilities		460,595
Net assets directly associated with assets classified as held for sale		(375,733)
Smart Way Transportation LLC | Discontinued operations
Results for the year
Revenue		3,881,490	367,073
Expenses	(84,834)	(5,739,771)	(791,103)
Operating loss	(84,834)	(1,858,281)	(424,030)
Finance income/(costs)		(2,617)
Loss from discontinued operations	(84,834)	(1,860,898)	(424,030)
Liabilities
Accounts payable, accruals and other payables	460,567
Liabilities	460,567
Net assets directly associated with assets classified as held for sale	(460,567)
Exchange differences on translation of foreign operations	13,268
Reserve of disposal group classified as held for sale	13,268
Swvl My For Information Technology SDN BHD
Assets
Cash and cash equivalents		2,185
Assets		2,185
Liabilities
Accounts payable, accruals and other payables		12,876
Liabilities		12,876
Net assets directly associated with assets classified as held for sale		(10,691)
Amounts accumulated in OCI		151
Exchange differences on translation of foreign operations		5,761
Reserve of disposal group classified as held for sale		5,912
Swvl My For Information Technology SDN BHD | Discontinued operations
Results for the year
Revenue		1,635	1,362
Expenses	(2,113)	(24,231)	(24,477)
Operating loss	(2,113)	(22,596)	(23,115)
Loss from discontinued operations	(2,113)	(22,596)	$ (23,115)
Liabilities
Accounts payable, accruals and other payables	12,345
Liabilities	12,345
Net assets directly associated with assets classified as held for sale	(12,345)
Amounts accumulated in OCI	5,912
Exchange differences on translation of foreign operations	459
Reserve of disposal group classified as held for sale	6,371
Viapool Inc
Liabilities
Accounts payable, accruals and other payables		2,094,972
Liabilities		2,094,972
Net assets directly associated with assets classified as held for sale		(2,094,972)
Exchange differences on translation of foreign operations		420,034
Reserve of disposal group classified as held for sale		420,034
Viapool Inc | Discontinued operations
Results for the year
Revenue		7,346,255
Expenses		(11,185,077)
Operating loss		(3,838,822)
Finance income/(costs)		(19,488)
Other income/ (loss)		(48,259)
Loss from discontinued operations		(3,906,569)
Liabilities
Accounts payable, accruals and other payables	1,014,876
Liabilities	1,014,876
Net assets directly associated with assets classified as held for sale	(1,014,876)
Amounts accumulated in OCI	420,034
Exchange differences on translation of foreign operations	1,033,008
Reserve of disposal group classified as held for sale	1,453,042
Swvl Germany GmbH
Liabilities
Interest-bearing loans		1,256,513
Accounts payable, accruals and other payables		1,078,013
Liabilities		2,334,526
Net assets directly associated with assets classified as held for sale		(2,334,526)
Exchange differences on translation of foreign operations		635,103
Reserve of disposal group classified as held for sale		635,103
Swvl Germany GmbH | Discontinued operations
Results for the year
Revenue		752,801
Expenses		(2,761,876)
Operating loss		(2,009,075)
Finance income/(costs)		(447,499)
Loss from discontinued operations		(2,456,574)
Liabilities
Interest-bearing loans	1,297,372
Accounts payable, accruals and other payables	1,113,065
Liabilities	2,410,437
Net assets directly associated with assets classified as held for sale	(2,410,437)
Amounts accumulated in OCI	635,103
Exchange differences on translation of foreign operations	(75,910)
Reserve of disposal group classified as held for sale	559,193
Urbvan Mobility Ltd. | Discontinued operations
Results for the year
Revenue	13,354,491	7,390,342
Expenses	(14,296,965)	(9,534,271)
Operating loss	(942,474)	(2,143,929)
Finance income/(costs)	(25,195)	(66,154)
Other income	79,518
Loss from discontinued operations	(888,151)	$ (2,210,083)
Assets
Property and equipment	180,094
Intangible assets	10,534,278
Right-of-use assets	131,516
Trade and other receivables	6,695,629
Prepaid expenses and other current assets	160,523
Cash and cash equivalents	356,225
Assets	22,300,011
Liabilities
Lease liability	330,563
Accounts payable, accruals and other payables	1,354,305
Liabilities	1,952,619
Transfer from foreign currency translation reserve	866,512
Disposal of subsidiaries	$ (866,512)